Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) (Details) £ in Millions	12 Months Ended		36 Months Ended		48 Months Ended
	Dec. 31, 2025 Case CASE	Dec. 31, 2024 CASE	Dec. 31, 2025 USD ($) CASE Case	Dec. 31, 2025 GBP (£) CASE Case	Dec. 31, 2025 Case
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases	3
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of trials resulting in plaintiffs’ verdicts			7	7
Losses on litigation settlements			$ 58,210,000	£ 43.3
Number of adverse judgments, still has time to file an appeal					0
Number of adverse judgments in which an appeal was not, and can no longer be, sought					3
Total number of cases | CASE	33	91
Engle Progeny cases | Judgements arising three years before reporting year
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments appealed			4	4
Total number of cases			1	1
Number of paid judgements cases			1	1
Number of cases dismissed during trial			1	1
Number of cases resolved			1	1
Engle Progeny cases | Compensatory damages
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements			$ 32,462,000	£ 24.1
Engle Progeny cases | Punitive damages
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements			$ 25,748,000	£ 19.1
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | CASE			15	15
Number of cases for which new trial is ordered			2	2
Number of retrials			2	2